Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplemental Cash Flow Information [Abstract]
Trade and other receivables	$ 1,869	$ (10,092)
Financial and other assets	(401)	(427)
Income tax receivable	78	61
Inventories	(2,917)	(1,624)
Accounts payable and accrued liabilities	4,201	5,116
Income taxes payable	(311)	(339)
Other liabilities	(72)	(594)
Total	$ 2,447	$ (7,899)